Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	711,492,761.48	29,212
Yield Supplement Overcollateralization Amount 07/31/20	29,273,805.43	0
Receivables Balance 07/31/20	740,766,566.91	29,212
Principal Payments	23,494,541.67	471
Defaulted Receivables	610,701.84	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	27,956,102.76	0
Pool Balance at 08/31/20	688,705,220.64	28,716

Pool Statistics	$ Amount	# of Accounts
Pool Factor	81.96%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	4,119,228.60	157
Past Due 61-90 days	1,401,780.06	57
Past Due 91-120 days	335,218.05	15
Past Due 121+ days	0.00	0
Total	5,856,226.71	229

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	507,248.35
Aggregate Net Losses/(Gains) - August 2020	103,453.49
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.17%
Prior Net Losses Ratio	0.52%
Second Prior Net Losses Ratio	0.52%
Third Prior Net Losses Ratio	1.11%
Four Month Average	0.58%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.22%

Overcollateralization Target Amount	7,920,110.04
Actual Overcollateralization	7,920,110.04
Weighted Average APR	4.30%
Weighted Average APR, Yield Adjusted	6.16%
Weighted Average Remaining Term	57.29

Flow of Funds	$ Amount
Collections	29,351,125.47
Investment Earnings on Cash Accounts	267.48
Servicing Fee(1)	(617,305.47)
Transfer to Collection Account	-
Available Funds	28,734,087.48

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	536,759.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	2,045,374.08
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	12,560,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,920,110.04
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,019,546.12
(12) Collection Account Redeposits	2,605,000.00

Total Distributions of Available Funds	28,734,087.48

Servicing Fee	617,305.47
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 08/17/20	703,310,594.72
Principal Paid	22,525,484.12
Note Balance @ 09/15/20	680,785,110.60

Class A-1
Note Balance @ 08/17/20	8,130,594.72
Principal Paid	8,130,594.72
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	181,200,000.00
Principal Paid	8,518,464.92
Note Balance @ 09/15/20	172,681,535.08
Note Factor @ 09/15/20	95.2988604%

Class A-2b
Note Balance @ 08/17/20	125,000,000.00
Principal Paid	5,876,424.48
Note Balance @ 09/15/20	119,123,575.52
Note Factor @ 09/15/20	95.2988604%

Class A-3
Note Balance @ 08/17/20	274,400,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	274,400,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-4
Note Balance @ 08/17/20	76,910,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	76,910,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	25,110,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	25,110,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Note Balance @ 08/17/20	12,560,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	12,560,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	584,057.24
Total Principal Paid	22,525,484.12
Total Paid	23,109,541.36

Class A-1
Coupon	1.04922%
Interest Paid	6,872.02
Principal Paid	8,130,594.72
Total Paid to A-1 Holders	8,137,466.74

Class A-2a
Coupon	1.02000%
Interest Paid	154,020.00
Principal Paid	8,518,464.92
Total Paid to A-2a Holders	8,672,484.92

Class A-2b
One-Month Libor	0.16188%
Coupon	0.45188%
Interest Paid	45,501.81
Principal Paid	5,876,424.48
Total Paid to A-2b Holders	5,921,926.29

Class A-3
Coupon	1.10000%
Interest Paid	251,533.33
Principal Paid	0.00
Total Paid to A-3 Holders	251,533.33

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75
Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6996541
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.9837372
Total Distribution Amount	27.6833913

A-1 Interest Distribution Amount	0.0492265
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	58.2420825
Total A-1 Distribution Amount	58.2913090

A-2a Interest Distribution Amount	0.8500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	47.0113958
Total A-2a Distribution Amount	47.8613958

A-2b Interest Distribution Amount	0.3640145
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	47.0113958
Total A-2b Distribution Amount	47.3754103

A-3 Interest Distribution Amount	0.9166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.9166667

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	90.80
Noteholders' Third Priority Principal Distributable Amount	557.59
Noteholders' Principal Distributable Amount	351.61

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	2,092,197.46
Investment Earnings	98.90
Investment Earnings Paid	(98.90)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,766,427.92	$11,035,477.59	$20,480,759.69
Number of Extensions	160	378	695
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	1.44%	2.60%

(1) The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.